Dividends - Details of Dividend Declared (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of dividends [Line Items]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Number of shares outstanding	212,982,275	212,886,342	212,699,730	218,032,053
Face value (in won)	₩ 100	₩ 100
Dividends	₩ 353,551	₩ 753,613	₩ 765,618
Interim Dividend One [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding	212,982,275	212,886,342	218,473,140
Face value (in won)	₩ 100	₩ 100	₩ 100
Dividend ratio	830.00%	830.00%	830.00%
Dividends	₩ 176,775	₩ 176,696	₩ 181,333
Interim Dividend Two [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding		212,886,342	216,412,898
Face value (in won)		₩ 100	₩ 100
Dividend ratio		830.00%	830.00%
Dividends		₩ 176,696	₩ 179,623
Interim [Member]
Disclosure of dividends [Line Items]
Dividend type	Cash dividends (Interim)	Cash dividends (Interim)	Cash dividends (Interim)
Number of shares outstanding	212,982,275	212,880,865	218,466,141
Face value (in won)	₩ 100	₩ 100	₩ 100
Dividend ratio	830.00%	830.00%	830.00%
Dividends	₩ 176,776	₩ 176,690	₩ 181,327
Year-end [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding		212,886,342	212,699,730
Face value (in won)		₩ 100	₩ 100
Dividend ratio		1050.00%	1050.00%
Dividends		₩ 223,531	₩ 223,335